Loans Payable - Schedule of maturities of long-term debt (Details) $ in Millions	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 19.7
2022	458.6
2023	523.1
2024	165.3
2025	512.7
Thereafter	701.9
Total maturities	$ 2,381.3